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Wilmington New York Municipal Bond Fund
PORTFOLIO OF INVESTMENTS
July 31, 2026 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS − 98.6%
NEW YORK − 98.6%
AIRPORT − 8.0%
New York Transportation Development Corp., NY, Revenue Bonds, (Terminal 4 John F. Kennedy International Airport Project), (Series P), 5.00%, 12/01/30	$1,000,000	$1,058,404
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (Series 231ST), 5.00%, 08/01/31	1,000,000	1,073,463
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (Series 242), 5.00%, 12/01/39	1,000,000	1,051,517
TOTAL AIRPORT		$3,183,384
DEVELOPMENT − 4.4%
Battery Park City Authority, NY, Revenue Bonds, (Series A), 5.00%, 11/01/41	500,000	542,690
New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,230,863
TOTAL DEVELOPMENT		$1,773,553
EDUCATION − 13.0%
Build NYC Resource Corp., NY, Revenue Bonds, (Success Academy Charter School), 5.00%, 09/01/32	850,000	904,231
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, 5.00%, 07/01/30	300,000	304,951
New York State Dormitory Authority, NY, Revenue Bonds, (AG State Aid Withholding)
5.00%, 10/01/32	1,000,000	1,102,922
5.00%, 10/01/38	545,000	579,388
5.00%, 10/01/36	540,000	572,359
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,229,684
New York State Dormitory Authority, NY, Revenue Bonds, (Series A), (Ag), 5.00%, 10/01/32	465,000	491,269
New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AG), 5.00%, 10/01/29	5,000	5,235
TOTAL EDUCATION		$5,190,039
GENERAL − 17.6%
Metropolitan Transportation Authority Dedicated Tax Fund, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/37	210,000	225,910
Metropolitan Transportation Authority Dedicated Tax Fund, NY, Revenue Bonds, (Series B), 5.00%, 11/15/33	215,000	219,875
Description	Par Value	Value
New York City Transitional Finance Authority Building Aid Revenue, NY, Advance Refunding Revenue Bonds, (Series S), (State Aid Withholding), 5.00%, 07/15/34	$425,000	$431,956
New York City Transitional Finance Authority Building Aid Revenue, NY, Current Refunding Revenue Bonds, (Series S), (State Aid Withholding), 5.00%, 07/15/35	300,000	339,650
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	1,600,000	1,622,286
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Series M), 5.00%, 07/01/31	565,000	614,573
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Cash Flow Management, (Series A-1), 5.25%, 08/01/42	800,000	850,717
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Series E-1), 4.00%, 02/01/38	655,000	648,506
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	350,000	350,909
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,001,439
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Senior Lien), 5.00%, 11/15/39	450,000	481,395
Triborough Bridge & Tunnel Authority, NY, Current Refunding Revenue Bonds, (Series S), 5.00%, 11/15/38	250,000	272,221
TOTAL GENERAL		$7,059,437
GENERAL OBLIGATIONS − 18.8%
Amherst, NY, GO, Refunding Notes, AD Valorem Property Tax, 4.00%, 10/15/40	500,000	502,615
Binghamton, NY, GO, Public Facilities, AD Valorem Property Tax, (BAM), 4.00%, 04/15/32	500,000	521,370
New York, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series A), 4.00%, 08/01/35	225,000	226,426
New York, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Series A), 5.00%, 08/01/31	250,000	270,035
New York, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series A-1), 5.00%, 09/01/38	1,000,000	1,063,033
North Hempstead, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 03/15/42	650,000	651,297
Onondaga County, NY, GO, Public Improvements, AD Valorem Property Tax, 4.00%, 11/01/41	800,000	794,337
Saratoga County, NY, GO, Refunding Notes, AD Valorem Property Tax, 4.00%, 09/01/44	500,000	494,422
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington New York Municipal Bond Fund (continued)
Description	Par Value	Value
Suffolk County, NY, GO, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/15/33	$500,000	$553,526
Suffolk County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), 4.00%, 10/15/37	540,000	551,803
Syracuse, NY, GO, Public Improvements, AD Valorem Property Tax, 4.00%, 05/01/34	805,000	839,783
Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM), 5.00%, 05/01/30	1,000,000	1,066,544
TOTAL GENERAL OBLIGATIONS		$7,535,191
HIGHER EDUCATION − 7.8%
Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A), 5.00%, 07/01/29	500,000	504,552
Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,063,920
Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	778,808
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 07/01/38	725,000	763,927
TOTAL HIGHER EDUCATION		$3,111,207
MEDICAL − 6.9%
Monroe County Industrial Development Corp., NY, Current Refunding Revenue Bonds, (Rochester Regional Health Project), 5.00%, 12/01/34	500,000	517,289
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Memorial Sloan Kettering Cancer Center), (Series C), 4.00%, 07/01/34	500,000	502,483
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,038,727
New York State Dormitory Authority, NY, Revenue Bonds, (Northwell Health Obligated Group), (Series A), 4.00%, 05/01/38	500,000	486,665
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (NYU Langone Hospitals Obligated Group), (Series A), 5.00%, 07/01/34	175,000	195,413
TOTAL MEDICAL		$2,740,577
POWER − 2.6%
Utility Debt Securitization Authority, NY, Refunding Revenue Bonds, (Series TE), 5.00%, 12/15/38	950,000	1,035,176
SCHOOL DISTRICT − 7.9%
Corning City School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/37	500,000	502,736
Holley Central School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (Ag St Aid Withhldg), 4.00%, 06/15/40	680,000	659,657
Description	Par Value	Value
Niagara Falls City School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (BAM State Aid Withholding), 5.00%, 06/15/34	$400,000	$444,923
Springville-Griffith Institiute Central School District, NY, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 06/15/33	1,000,000	1,048,949
Union Free School District Of The Tarrytowns, NY, GO Unlimited, School Improvements, AD Valorem Property Tax, (State Aid Withholding), 4.00%, 12/01/40	500,000	503,422
TOTAL SCHOOL DISTRICT		$3,159,687
TRANSPORTATION − 4.6%
Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/29	1,530,000	1,583,042
Triborough Bridge & Tunnel Authority, NY, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/15/36	245,000	248,110
TOTAL TRANSPORTATION		$1,831,152
UTILITIES − 3.0%
Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A)
5.00%, 09/01/34	750,000	798,620
4.00%, 09/01/39	400,000	393,758
TOTAL UTILITIES		$1,192,378
WATER − 4.0%
New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 5.00%, 06/15/34	750,000	788,197
New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	821,411
TOTAL WATER		$1,609,608
TOTAL NEW YORK		$39,421,389
TOTAL MUNICIPAL BONDS (Cost $40,501,769)		$39,421,389

	Number of Shares
MONEY MARKET FUND − 0.5%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%^	210,201	210,201
TOTAL MONEY MARKET FUND (Cost $210,201)		$210,201
TOTAL INVESTMENTS − 99.1% (Cost $40,711,970)		$39,631,590
OTHER ASSETS LESS LIABILITIES – 0.9%		369,422
TOTAL NET ASSETS – 100.0%		$40,001,012
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$39,421,389	$—	$39,421,389
Money Market Fund	210,201	—	—	210,201
Total	$210,201	$39,421,389	$—	$39,631,590
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
AG	Insured by Assured Guaranty Inc.
BAM	Build America Mutual Assurance Company
GO	General Obligation
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 July 31, 2026 (unaudited)